Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2011	2010	2009
Pre-tax income - U.S.	$400,278	$500,938	$295,105
Pre-tax income - foreign	363,293	305,243	245,454
Total pre-tax income	$763,571	$806,181	$540,559

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income tax expense for the years ended December 31, 2011, 2010 and 2009 consists of the following (dollars in thousands):
	2011	2010	2009
Current income tax expense (benefit):
U.S.	$(1,605)	$(217,970)	$203,758
Foreign	50,138	63,233	62,696
Total current	48,533	(154,737)	266,454

Deferred income tax expense (benefit):
U.S.	155,895	392,905	(106,321)
Foreign	13,098	32,271	7,430
Total deferred	168,993	425,176	(98,891)

Total provision for income taxes	$217,526	$270,439	$167,563

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Provision for income tax expense differed from the amounts computed by applying the U.S. federal income tax statutory rate of 35% to pre-tax income as a result of the following for the years ended December 31, 2011, 2010 and 2009 (dollars in thousands):
	2011	2010	2009

Tax provision at U.S. statutory rate	$267,250	$282,163	$189,196
Increase (decrease) in income taxes resulting from:
Foreign tax rate differing from U.S. tax rate	(9,681)	(7,544)	(7,207)
Differences in tax basis in foreign jurisdictions	(11,584)	(5,210)	(4,222)
Deferred tax valuation allowance	4,147	(11)	(4,450)
Amounts related to tax audit contingencies	5,562	3,942	(10,774)
Corporate rate changes - Canada	(40,593)	--	--
Corporate rate changes - other	(1,933)	--	--
Subpart F	9,340	--	--
Foreign tax credits	(3,546)	--	--
Prior year tax adjustment	(1,863)	(2,322)	4,552
Other, net	427	(579)	468
Total provision for income taxes	$217,526	$270,439	$167,563

Effective tax rate	28.5%	33.5%	31.0%

Schedule Of Income Tax Expense Benefit Intraperiod Tax Allocation [Table Text Block]
Total income taxes for the years ended December 31, 2011, 2010 and 2009 were as follows (dollars in thousands):

	2011	2010	2009
Provision for income taxes	$217,526	$270,439	$167,563
Income tax from OCI:
Net unrealized holding gain (loss) on debt and equity securities
recognized for financial reporting purposes	275,975	267,445	355,088
Exercise of stock options	(4,934)	2,255	(2,605)
Foreign currency translation	1,579	(19,633)	1,136
Unrealized pension and post retirement	(8,581)	911	(754)
Total income taxes provided	$481,565	$521,417	$520,428

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred income tax asset and liabilities at December 31, 2011 and 2010, are presented in the following tables (dollars in thousands):

	2011	2010
Deferred income tax assets:
Nondeductible accruals	$51,101		$18,961
Differences between tax and financial reporting amounts concerning certain reinsurance transactions
		17,097		16,036
Investment income differences	98,496		110,446
Deferred acquisition costs capitalized for tax	67,006		66,246
Net operating loss carryforward	174,503		348,450
Capital loss and tax credit carryforwards	41,737		55,215
Deferred acquisition costs capitalized for financial reporting	--		16,581
Subtotal	449,940		631,935
Valuation allowance	(8,630)		(3,910)
Total deferred income tax assets	441,310		628,025

Deferred income tax liabilities:
Deferred acquisition costs capitalized for financial reporting	1,047,748		1,039,972
Differences between tax and financial reporting amounts concerning certain reinsurance transactions
		473,767		497,740
Differences in the tax basis of cash and invested assets	574,738		274,891
Investment income differences	13,499		14,050
Differences in foreign currency translation	8,604		61,552
Total deferred income tax liabilities	2,118,356		1,888,205

Net deferred income tax liabilities	$1,677,046		$1,260,180

Balance sheet presentation of net deferred income tax liabilities:
Included in other assets	2,788		--
Included in deferred income taxes	1,679,834		1,260,180
Net deferred income tax liabilities	$1,677,046		$1,260,180

Summary of Income Tax Contingencies [Table Text Block]
	Total Unrecognized Tax Benefits
	2011	2010	2009
Beginning balance, January 1	$182,354	$221,040	$206,665
Additions for tax positions of prior years	7,968	17,255	25,148
Reductions for tax positions of prior years	--	(59,879)	(14,711)
Additions for tax positions of current year	3,938	3,938	3,938
Ending balance, December 31	$194,260	$182,354	$221,040